Earnings Per Common Share - Schedule of EPS (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Net Earnings to Common Shareholders
Basic EPS	$ 240	$ 257	$ 563	$ 551
Potential dilutive effect of stock options	0	0	0	0
Diluted EPS	$ 240	$ 257	$ 563	$ 551
Weighted Average Shares
Basic EPS (shares)	423.8	416.8	422.9	411.5
Potential dilutive effect of stock options (shares)	0.5	0.6	0.5	0.6
Diluted EPS (shares)	424.3	417.4	423.4	412.1
EPS
Basic (CAD per share)	$ 0.57	$ 0.62	$ 1.33	$ 1.34
Diluted (CAD per share)	$ 0.57	$ 0.62	$ 1.33	$ 1.34